Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Financial Instruments at the End of the Reporting Period	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Financial assets
Loan and receivables (including cash and bank balances)	RM 70,773,813	$ 15,161,810	RM 19,733,950
Finance assets measured at fair value through other comprehensive income	7,002,234	1,500,082	12,819,747
Finance assets measured at fair value through profit or loss	76,044	16,291	72,295
Payable [Member]
Financial liabilities
Financial liabilities at amortised cost	10,246,843	2,195,171	15,711,758
Borrowings And Lease Liabilities [Member]
Financial liabilities
Financial liabilities at amortised cost	RM 1,577,329	$ 337,910	RM 1,837,832